Investments - Mortgage Loans (Details) (Commercial Real Estate [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Mortgage Loans on Real Estate [Roll Forward]
New mortgage loans	$ 217.0	$ 195.0
Mortgage loans fully repaid	133.7	222.0
Mortgage loans foreclosed	0	8.5
Mortgage Loans on Real Estate	1,562.2	1,549.6
Scheduled Mortgage Loan Principal Repayments [Abstract]
2015	127.6
2016	188.3
2017	220.5
2018	171.2
2019	100.3
Thereafter	763.0
Category 1 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	59.7	69.2
Category 2 to 4 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	1,443.4	1,399.6
Category 5 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	18.6	30.6
Categories 6 and 7 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	$ 40.5	$ 50.2